Revenue from contracts with customers - Revenue derived from entities accounting for more than 10% of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Revenue from contracts with customers
Revenue from contracts with customers	£ 627,122	£ 589,758	[1]	£ 581,254	[1]
Premier League
Revenue from contracts with customers
Revenue from contracts with customers	150,959	155,932		147,875
UEFA
Revenue from contracts with customers
Revenue from contracts with customers	83,138
adidas
Revenue from contracts with customers
Revenue from contracts with customers	£ 78,813	£ 79,015		79,214
General Motors (Chevrolet)
Revenue from contracts with customers
Revenue from contracts with customers				£ 59,446

[1]	Comparative amounts have been restated—see note 33 for further details.